Pension and Other Post-Retirement Benefits - Benefit costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pension and Other Post-Retirement Benefits
Service costs	$ 888	$ 442
Interest cost	283	168
Expected return on plan assets	150
Amortization of actuarial gains	78	4
Net period benefit cost	$ 943	$ 606